STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
STOCK-BASED COMPENSATION
Schedule Of Stock-based compensation
	December 31,	December 31,
Type of Security	2025	2024
Price Appreciation Certificates	$-	$1,285,898
Options issued to outside directors and consultants	-	56,000
Common stock issued for services*	54,000	12,000
Totals	$54,000	$1,353,898

Schedule of compensatory securities activity
Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at January 1, 2024	689,400,000	85,216,000	774,616,000
Granted	183,700,000	8,000,000	191,700,000
Cancelled	(123,700,000)	(7,250,000)	(130,950,000)
Number outstanding at December 31, 2024	749,400,000	85,966,000	835,366,000
Granted	-	-	-
Cancelled	(138,000,000)	(10,500,000)	(148,500,000)
Number outstanding at December 31, 2025	611,400,000	75,466,000	686,866,000

Schedule Of stock options
	2025	2024
Volatility	-	412.55%
Expected life	-	5 years
Risk-free rate	-	4.26%
Dividend yield	-	-
Forfeiture rate	-	0%
Stock Price at Valuation	-	$0.01
Exercise Price	-	0.01